Risks and contingencies	12 Months Ended
Mar. 31, 2019
Risks and contingencies
Risks and contingencies

24.Risks and contingencies

(a)The Company is incorporated in the Cayman Islands and considered as a foreign entity under PRC laws. Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of Internet content providers, the Company conducts its Internet businesses and other businesses through various contractual arrangements with VIEs that are held by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. The VIEs hold the licenses and approvals that are essential for their business operations in the PRC and the Company has entered into various agreements with the VIEs and their equity holders such that the Company has the right to benefit from their licenses and approvals and generally has control of the VIEs. In the Company’s opinion, the current ownership structure and the contractual arrangements with the VIEs and their equity holders as well as the operations of the VIEs are in substantial compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws, rules and regulations. Accordingly, the Company gives no assurance that PRC government authorities will not take a view in the future that is contrary to the opinion of the Company. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their equity holders were found to be in violation of any existing or future PRC laws or regulations, the Company’s ability to conduct its business could be impacted and the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changes in the PRC laws which may result in deconsolidation of the VIEs.

(b)The PRC market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to operate or invest in online and mobile commerce or other Internet related businesses, representing the principal services provided by the Company, in the PRC. The information and technology industries are highly regulated. Restrictions are currently in place or are unclear regarding what specific segments of these industries foreign owned enterprises, like the Company, may operate. If new or more extensive restrictions were imposed on the segments in which the Company is permitted to operate, the Company could be required to sell or cease to operate or invest in some or all of its current businesses in the PRC.

(c)The Company’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Company in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to effect the remittance. If the foreign exchange control system prevents the Company from obtaining sufficient foreign currencies to satisfy its currency demands, the Company may not be able to pay dividends in foreign currencies and the Company’s ability to fund its business activities that are conducted in foreign currencies could be adversely affected.

(d)Financial instruments that potentially subject the Company to significant concentration of credit risk consist principally of cash and cash equivalents, short-term investments, restricted cash and investment securities. As of March 31, 2017, 2018 and 2019, substantially all of the Company’s cash and cash equivalents, short-term investments and restricted cash were held by major financial institutions located worldwide, including Hong Kong and the PRC. If the banking system or the financial markets deteriorate or become volatile, the financial institutions and other issuers of financial instruments held by the Company could become insolvent and the markets for these instruments could become illiquid, in which case the Company could lose some or all of the value of its investments.

(e)During the years ended March 31, 2017, 2018 and 2019, the Company offered a trade assurance program on the international wholesale marketplaces at no charge to the wholesale buyers and sellers. If the wholesale sellers who participate in this program do not deliver the products in their stated specifications to the wholesale buyers on schedule, the Company may compensate the wholesale buyers for their losses on behalf of the wholesale sellers up to a pre-determined amount following a review of each particular case. In turn, the Company will seek a full reimbursement from the wholesale sellers for the prepaid reimbursement amount, yet the Company is exposed to a risk over the collectability of the reimbursement from the wholesale sellers. During the years ended March 31, 2017, 2018 and 2019, the Company did not incur any material losses with respect to the compensation provided under this program. Given that the maximum compensation for each wholesale seller is pre-determined based on their individual risk assessments by the Company considering their credit profile or other relevant information, the Company determined that the likelihood of material default on the payments are not probable and therefore no provisions have been made in relation to this program.

(f)In the ordinary course of business, the Company makes strategic investments in privately held companies and listed securities to increase the service offerings and expand capabilities. The Company continually reviews its investments to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors which the Company considers in its determination include the length of time that the fair value of the investment is below the Company’s carrying value; post-balance sheet date fair value of the investment; the financial condition, operating performance, strategic collaboration with and the prospects of the investee; the economic or technological environment in which the investee operates; and other entity specific information, such as recent financing rounds completed by the investee companies. Fair value of the listed securities is subject to volatility and may be materially affected by market fluctuations. If the decline in fair value is significant and other-than-temporary, the carrying value of the investment is written down to its fair value and this may negatively impact the results of operations of the Company.

(g)In the ordinary course of business, the Company is from time to time involved in legal proceedings and litigations relating to disputes relating to trademarks and other intellectual property, among others. As of March 31, 2019, the Company accrued a  settlement provision of US$250 million (RMB1,679 million) for the settlement of a U.S. federal class action lawsuit in exchange for a full release of all claims brought in the lawsuit that has been pending since January 2015 (Note 18). Except for the above, there are no legal proceedings and litigations that have in the recent past had, or to the Company’s knowledge, are probable to have, a material impact on the Company’s financial positions, results of operations or cash flows. Except for the above, the Company did not accrue any other material loss contingencies in this respect as of March 31, 2017, 2018 and 2019.